Restructuring (Tables)	12 Months Ended
Apr. 30, 2014
Restructuring [Abstract]
Restructuring and related charges

	Long-Lived Asset Charges	Employee Separation	Site Preparation and Equipment Relocation	Production Start-up	Other Costs	Total
Total expected restructuring charge	$102.8	$63.8	$45.4	$42.8	$10.2	$265.0

Balance at May 1, 2011	$—	$10.2	$—	$—	$—	$10.2
Charge to expense	34.2	20.4	13.0	10.6	2.9	81.1
Cash payments	—	(13.8)	(13.0)	(10.6)	(2.9)	(40.3)
Noncash utilization	(34.2)	(8.0)	—	—	—	(42.2)

Balance at April 30, 2012	$—	$8.8	$—	$—	$—	$8.8
Charge to expense	8.2	3.4	13.4	10.8	3.0	38.8
Cash payments	—	(4.5)	(13.4)	(10.8)	(3.0)	(31.7)
Noncash utilization	(8.2)	—	—	—	—	(8.2)

Balance at April 30, 2013	$—	$7.7	$—	$—	$—	$7.7
Charge to expense	2.7	2.6	7.2	7.2	1.1	20.8
Cash payments	—	(8.4)	(7.2)	(7.2)	(1.1)	(23.9)
Noncash utilization	(2.7)	(0.2)	—	—	—	(2.9)

Balance at April 30, 2014	$—	$1.7	$—	$—	$—	$1.7

Remaining expected restructuring charge	$0.2	$0.3	$5.2	$9.0	$1.9	$16.6